Expense Example {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-13 - Fidelity Advisor® Overseas Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example:
1 year	$ 712
3 years	1,001
5 years	1,312
10 years	2,190
Fidelity Advisor Overseas Fund-Class M
Expense Example:
1 year	512
3 years	852
5 years	1,216
10 years	2,236
Fidelity Advisor Overseas Fund-Class C
Expense Example:
1 year	328
3 years	703
5 years	1,205
10 years	2,379
Fidelity Advisor Overseas Fund-Class I
Expense Example:
1 year	114
3 years	356
5 years	617
10 years	1,363
Fidelity Advisor Overseas Fund-Class Z
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	$ 1,248